Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from operating activities:
Net Income (loss)	$ (38,154,000)	$ (31,943,000)	$ (15,449,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation of property, plant & equipment	752,000	728,000	623,974
Depreciation of lease building & assets, net of cash paid	(2,021,000)	(46,000)
Amortization of intangible assets	1,523,000		1,476
Impairment charge	472,000
Write-off loss / (gain)			(48,000)
Debt conversion expense		32,000	562,000
Interest and amortization of debt discount	224,000	1,013,000	624,000
Stock-based compensation	8,347,000	1,182,000	178,000
Bad debt expense			36,000
Inventory valuation allowance	34,000	(523,000)	594,000
Gain on repayment of ExWorks Loan	(3,699,000)
Income / (loss) from equity-method investments, net of dividends received	106,000
Increase (decrease) in defined benefit pension liability, net of unrealized gains and losses	375,000	(330,000)	232,000
Deferred tax asset write-off		3,077,000
Income tax expense / (recovery) net of cash paid	(169,000)	1,000	222,000
Change in income tax receivable - withholding tax	(2,114,000)
Other non cash expenses /(income)
Expenses settled in equity		2,652,000	214,000
Unrealized and non-cash foreign currency transactions	(568,000)	206,000	(518,000)
Other			409,000
Changes in operating assets and liabilities, net of effects of businesses acquired
Decrease (increase) in accounts receivables	549,000	1,186,000	(2,898,000)
Decrease (increase) in inventories	(629,000)	4,335,000	2,319,000
Decrease (increase) in government assistance	(1,039,000)	(529,000)	(1,069,000)
Decrease (increase) in other current assets and prepaids, net	(2,344,000)	361,000	(21,000)
Decrease (increase) in other noncurrent assets	(71,000)	14,000	(26,000)
Increase (decrease) in accounts payable	3,315,000	634,000	(538,000)
Increase (decrease) in deferred revenue, current	(15,000)	(124,000)	43,000
Increase (decrease) in income taxes payable	1,000	(2,000)	(53,000)
Increase (decrease) in other current liabilities, excluding stock-based compensation liability	5,843,000	303,000	360,000
Increase (decrease) in deferred revenue, noncurrent		(3,000)	2,000
Increase (decrease) in other noncurrent liabilities	(3,080,000)	2,000	(6,000)
Net cash provided by (used in) operating activities	(32,362,000)	(17,774,000)	(14,206,000)
Cash Flows from investing activities:
Change in ownership of WISe.ART		750,000
Sale / (acquisition) of equity securities	565,000
Sale / (acquisition) of property, plant and equipment	(743,000)	(571,000)	(3,021,000)
Sale / (acquisition) of cryptocurrencies	(500,000)
Sale / (acquisition) of investment in SAFE	(1,000,000)
Sale / (acquisition) of available-for-sale debt securities	(104,000)
Sale / (acquisition) of investment, current	(10,000,000)
Acquisition of a business, net of cash and cash equivalents acquired	(10,549,000)
Acquisition of unconsolidated affiliates	(6,015,000)
Net cash provided by (used in) investing activities	(28,346,000)	179,000	(3,021,000)
Cash Flows from financing activities:
Proceeds from options and warrants exercises	7,403,000	17,612,000	28,000
Proceeds from issuance of Common Stock	429,266,000	60,000,000
Common Stock issuance costs	(29,098,000)	(4,855,000)
Proceeds from convertible loan issuance		22,500,000	12,990,000
Proceeds from debt		12,000
Repayments of debt	(4,933,000)	(53,000)	(276,000)
Payments of debt issue costs		(2,300,000)	(890,000)
Repurchase of treasury shares			(2,000)
Acquisition of common stock for tax withholding obligations	(3,136,000)
Net cash provided by (used in) financing activities	399,502,000	92,916,000	11,850,000
Effect of exchange rate changes on cash and cash equivalents	(146,000)	(32,000)	(126,000)
Cash and cash equivalents and restricted cash
Net increase (decrease) during the period	338,648,000	75,289,000	(5,503,000)
Balance, beginning of period	90,600,000	15,311,000	20,814,000
Balance, end of period	429,248,000	90,600,000	15,311,000
Reconciliation to balance sheet
Cash and cash equivalents	429,244,000	90,600,000	15,311,000
Restricted cash, current	4,000
Supplemental cash flow information for financing and investing activities
Cash paid for incomes taxes	6,000	8,000	8,000
Shares withheld to satisfy tax obligations	3,136,000
Noncash conversion of convertible loans into common stock		24,515,000	12,875,000
Issuance of shares in relation to investments in unconsolidated affiliates	1,948,000
Issuance of shares in relation to the acquisition of IC'Alps	2,464,000
ROU assets obtained from operating lease	6,312,000	$ 62,000	$ 66,000
ROU assets obtained from finance lease	$ 157,000